Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	34 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | C000234742
Average Annual Return [Line Items]
Average Annual Return, Percent		4.26%	5.07%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index